Related-party Information	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Related-party Information
Note 31 – Related-party Information

A.	Identity of related parties:

The Group’s related parties are as defined in IAS 24 Related Party Disclosures and include Kenon’s beneficial owners and Kenon’s subsidiaries, affiliates and associates companies.

In the ordinary course of business, some of the Group’s subsidiaries and affiliates engage in business activities with each other.

Ordinary course of business transactions are aggregated in this note. Other than disclosed elsewhere in the consolidated financial statements during the period, the Group engaged the following material related party transactions.

Key management personnel of the Company are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company. The directors, CEO and CFO are considered as key management personnel of the Company.

B.	Transactions with directors and officers (Kenon's directors and officers):
B. Key management personnel compensation

	For the year ended December 31,
	2019	2018
	$ Thousands

Short-term benefits	1,839	2,475
Share-based payments	511	732
	2,350	3,207

C.	Transactions with related parties (excluding associates):

	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Sale of electricity	78,362	80,269	102,443
Sale of gas	-	6,868	31,296
Other (income)/expenses, net	(63)	393	331
Financing expenses, net	1,256	2,091	18,444
Repayment of loan to Ansonia	-	(77,085)	-
Repayment of loan to IC	-	(239,971)	-

D.	Transactions with associates:

	For the year ended December 31,
	2019	2018	2017
	$ Thousands
Finance income, net	-	8,494	-
Other income, net	66	140	198

Balances with related parties:

	As at December 31,		As at December 31,
	2019		2018
	Other related parties *	Total	Other related parties *	Total
	$ Thousands		$ Thousands
Trade receivables	7,603	7,603	7,041	7,041

Loans and Other Liabilities
In US dollar or linked thereto	(156,431)	(156,431)	(1,481)	(1,481)

*	IC, Israel Chemicals Ltd (“ICL”), Oil Refineries Ltd (“ORL”).

These balances relate to amounts with entities that are related to Kenon's beneficial owners.

E.	Regarding the convertible loan from Ansonia to Quantum, see Note 9.B.b.5.

F.	Gas Sale Agreement with ORL, see Note 20.B.a.